Schedule of Fair Value Consideration (Details) - USD ($)	Nov. 30, 2020	Feb. 21, 2020	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Goodwill			$ 941,937	$ 941,937	$ 941,937
Magical Beasts LLC [Member]
Restructuring Cost and Reserve [Line Items]
Shares of the Company's common stock issued		$ 250,000
Business Combination, Consideration Transferred, Liabilities Incurred		950,427
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		156,612
Business Combination, Consideration Transferred, Total		1,357,039
Cash		4,609
Inventory		86,220
Total tangible assets		90,829
Tradename-Trademarks		151,800
Customer base		651,220
Non-compete		154,500
Total Intangibles		957,520
Goodwill		308,690
Total intangible net		1,357,039
Shares of the Company's common stock issued		$ 1,357,039
SRM Entertainment LTD [Member]
Restructuring Cost and Reserve [Line Items]
Shares of the Company's common stock issued	$ 1,040,000
Business Combination, Consideration Transferred, Total	1,379,237
Total Intangibles	437,300
Goodwill	$ 941,937
Shares of the Company's common stock issued	200,000
Shares of the Company's common stock issued	$ 5.20
Shares of the Company's common stock issued	$ 339,237
Shares of the Company's common stock issued	$ 1,379,237